SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Timing of revenue recognition
At a point in time	$ 74,445	$ 92,522	$ 101,352
Over time	334	443	628
Total	74,779	92,965	101,980
America [Member]
Timing of revenue recognition
At a point in time	50,174	66,806	77,060
Over time	334	443	628
Total	50,508	67,249	77,688
Ireland [Member]
Timing of revenue recognition
At a point in time	24,271	25,716	24,292
Over time	0	0	0
Total	24,271	25,716	24,292
Other Countries [Member]
Timing of revenue recognition
At a point in time	0	0	0
Over time	0	0	0
Total	0	0	0
Customer [Member]
Timing of revenue recognition
At a point in time	74,445	92,522	101,352
Over time	334	443	628
Total	74,779	92,965	101,980
Customer [Member] | America [Member]
Timing of revenue recognition
At a point in time	39,842	57,356	69,780
Over time	334	443	628
Total	40,176	57,799	70,408
Customer [Member] | Asia Or Africa Member
Timing of revenue recognition
At a point in time	25,022	25,504	22,567
Over time	0	0	0
Total	25,022	25,504	22,567
Customer [Member] | Europe [Member]
Timing of revenue recognition
At a point in time	9,581	9,662	9,005
Over time	0	0	0
Total	$ 9,581	$ 9,662	$ 9,005